Taxation - Tax Recognised in Other Comprehensive Income or Directly in Equity (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Tax on items that may be reclassified to profit or loss
Tax on actuarial movements on defined benefit pension schemes	£ 39	£ 23	£ 15
Tax on fair value movements on cash flow hedges	(4)	(8)	9
Net tax credit recognised in other comprehensive income	35	15	24
Tax credit/(debit) on share based remuneration recognised directly in equity	5	6	(3)
Deferred tax assets	270	239
Deferred tax liabilities	(665)	(593)
Total	£ (395)	£ (354)	£ (375)